INTANGIBLE ASSET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
INTANGIBLE ASSET
INTANGIBLE ASSET

NOTE 7 – INTANGIBLE ASSETS

Identifiable intangible assets as of June 30, 2025 and December 31, 2024 were as follows:

	June 30,	December 31,
	2025	2024

Vayu intellectual property	$1,389,678	$-
GAC intellectual property	791,362	-

Total property and equipment	2,181,040	-
Less: accumulated amortization	(77,894)	-

Intangible assets, net	$2,103,146	$-

Intangible assets arose from the acquisitions of Vayu and GAC in April 2025. The Vayu and GAC intellectual property are being amortized over an estimated seven-year useful life. Amortization expense was $77,894 and $-0-, during the three months ended June 30, 2025 and 2024, respectively, and $77,894 and $-0- during the six months ended June 30, 2025 and 2024, respectively.

Future amortization expense of intangible assets is expected to be as follows:

2025 (July to December)	$155,789
2026	311,577
2027	311,577
2028	311,577
2029	311,577
Thereafter	701,049

Total future amortization expense	$2,103,146

Between 2021 and 2023, the Company developed and expanded its online software platform for its former business for a total cost of $309,968.  The intangible asset was fully impaired as of December 31, 2024.  Amortization of the impaired asset was $-0- and $14,855 during the three months ended June 30, 2025 and 2024, respectively, and $-0- and $28,277 during the six months ended June 30, 2025 and 2024, respectively

NOTE 4 – INTANGIBLE ASSET

As of December 31, 2024 and 2023, Intangible assets consisted of the following:

	Useful life	December 31, 2024	December 31, 2023
At cost:
Software platform	5 years	$309,968	$224,097

Less: accumulated amortization		(111,775)	(53,021)
Impairment of Intangible Asset		(198,193)	-
		$-	$171,076

On April 20, 2021, the Company entered into an agreement with Nikolaos Stratigakis to develop our online platform for a value of 5,000 Euro in cash and 147,482 shares of restricted common shares at the stated value of $0.20 per share equal to the value of $29,497.  Then on July 1, 2022, the Company entered into a second agreement for a value of $10,920 Euro and 270,000 shares of restricted common shares at the stated value of $0.24 per share equal to the value of 64,800.

Additionally, On July 1, 2023, the company added Exhibit B to the agreement with Nikolaos Stratigakis to develop a new web-based Backend Platform to accommodate the new mobile version of the application for a project cost of $19,056 completed on September 30, 2023.

To further develop and expand the online platform the company also engaged Citiwave Systems, Ltd and entered into an agreement on October 1, 2023, for a value of $33,117 in cash and 100,000 shares of restricted common stock at the stated value of $0.22 per share equal to a value of $22,000. As per the same agreement the Company issued the remaining 100,000 shares of restricted common stock at the trading value of $0.58 per share for a value of $58,000 as of January 11, 2024.

The total value of $111,775 was amortized over its useful life of 5 years. Intangible assets are measured initially at cost. After initial recognition, an entity usually measures an intangible asset at cost less accumulated amortization.  The intangible asset was fully impaired as of December 31, 2024.

The amortization of Intangible assets was $58,754 and $32,585 as of December 31, 2024, and December 31, 2023, respectively.